Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Assets, Employee related obligations	$ 3,343	$ 3,028
Deferred Tax Assets, Stock based compensation	1,199	1,358
Deferred Tax Assets, International R&D capitalized for tax	1,599	1,509
Deferred Tax Assets, Reserves & liabilities	1,908	1,527
Deferred Tax Assets, Income reported for tax purposes	726	903
Deferred Tax Assets, Net operating loss carryforward international	1,117	1,183
Deferred Tax Assets, Miscellaneous international	1,291	1,261
Deferred Tax Assets, Miscellaneous U.S.	915	817
Deferred Tax Assets, Total deferred income taxes	12,098	11,586
Deferred Tax Liabilities, Depreciation	(933)	(865)
Deferred Tax Liabilities, Non-deductible intangibles	(6,261)	(2,997)
Deferred Tax Liabilities, Miscellaneous international	(371)	(422)
Deferred Tax Liabilities, Total deferred income taxes	$ (7,565)	$ (4,284)